Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of Contractual Terms of Groups Interest-bearing Long-term Debt Measured at Amortized Cost

	As at	As at
	December 31, 2023	December 31, 2022
Non-current liabilities
Unsecured revolving facilities	22,166	-
Unsecured debenture	-	147,233
Unsecured senior notes	1,652,049	1,075,702
Conditional sales contracts	31,278	55,735
Other long-term debt	4,338	-
	1,709,831	1,278,670

Current liabilities
Current portion of unsecured debenture	151,023	-
Current portion of other long-term debt	354	-
Current portion of conditional sales contracts	22,974	37,087
	174,351	37,087

Summary of Terms and Conditions of Outstanding Long-term Debt

Terms and conditions of outstanding long-term debt are as follows:

					2023		2022
		Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Unsecured revolving facility	a	CAD	BA + 1.125%	2026	30,400	21,239	-	-
Unsecured revolving facility	a	USD	SOFR + 1.125%	2026	1,000	927	-	-
Unsecured debenture	b	CAD	3.32% - 4.22%	2024	200,000	151,023	200,000	147,233
Unsecured senior notes	c	USD	2.89% - 5.64%	2026- 2038	255,000	254,376	180,000	179,013
Unsecured senior notes	c	USD	3.15% - 3.50%	2029- 2036	500,000	499,100	500,000	497,258
Unsecured senior notes	c	USD	2.87% - 3.55%	2029- 2034	200,000	199,665	200,000	199,644
Unsecured senior notes	c	USD	3.5% - 3.8%	2032- 2037	200,000	199,808	200,000	199,787
Unsecured senior notes	c	USD	6.27%- 7.11%	2028- 2043	500,000	499,100	-	-
Conditional sales contracts	d	Mainly CAD	1.45% - 5.28%	2024-2027	71,847	54,252	125,810	92,822
Other long-term debt		USD	3.04%	2027	4,692	4,692	-	-
						1,884,182		1,315,757

Summary of Changes to Long-term Debt

The table below summarizes changes to the long-term debt:

	Note	2023	2022
Balance at beginning of year		1,315,757	1,608,094
Proceeds from long-term debt		575,000	334,164
Business combinations	5	4,808	-
Repayment of long-term debt		(41,371)	(369,692)
Net increase (decrease) in revolving facilities		25,242	(236,502)
Amortization of deferred financing fees		1,337	1,296
Effect of movements in exchange rates		41,322	(97,744)
Effect of movements in exchange rates - debt
designated as net investment hedge		(37,913)	76,141
Balance at end of year		1,884,182	1,315,757

Summary of Principal Installments of Other Long-Term Debt Payable during the Subsequent Years
e)
Principal installments of long-term debt payable during the subsequent years are as follows:

	Less than	1 to 5	More than
	1 year	years	5 years	Total
Unsecured revolving facilities	-	23,906	-	23,906
Unsecured debenture	151,023	-	-	151,023
Unsecured senior notes	-	150,000	1,505,000	1,655,000
Conditional sales contracts	22,974	31,279	-	54,253
Other long-term debt	354	4,338	-	4,692
	174,351	209,523	1,505,000	1,888,874